Cover	Mar. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2024
Entity File Number	001-40910
Entity Registrant Name	Rubicon Technologies, Inc.
Entity Central Index Key	0001862068
Entity Tax Identification Number	88-3703651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	950 E Paces Ferry Rd NE Suite 810
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(844)
Local Phone Number	479-1507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false